Investment Objectives and Goals	Jul. 06, 2026
Defiance Daily 2X Long Brazil ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY 2X LONG BRAZIL ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of an exchange traded product (the Reference Asset) seeking to replicate the performance of the Brazilian large- and mid-capitalization equity market segments. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

Defiance Daily 2X Long Israel ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY 2X LONG ISRAEL ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of an exchange traded product (the Reference Asset) seeking to replicate the performance of the Israeli large-, mid-, and small-capitalization equity market segments. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

Defiance Daily 2X Long South Korea ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY 2X LONG SOUTH KOREA ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of an exchange traded product (the Reference Asset) seeking to replicate the performance of the South Korean large- and mid-capitalization equity market segments. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

Defiance Daily 2X Long Taiwan ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY 2X LONG TAIWAN ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of an exchange traded product (the Reference Asset) seeking to replicate the performance of the Taiwanese large- and mid-capitalization equity market segments. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.